SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table sets forth the aging analysis of accounts receivable:

	March 31, 2024	March 31, 2023

Up to three months	72,346	360,657
Less: Allowance for current expected credit losses	-	-
Total accounts receivable, net	72,346	360,657

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT USEFUL LIVES

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office Equipment	5 years
Fixtures & Furniture	5 years
Computers	3 years

SUMMARY OF DISAGGREGATION OF REVENUES

The Company disaggregates its revenue by types of commission and fee earned, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Company’s total revenues by commission type for the years ended March 31, 2024 and 2023 was as follows:

	For years ended March 31,
	2024	2023

Revenue - first year commission	$10,358,016	$704,619
Revenue - renewal commission	521,976	132,852
Other activities	7,838	7,925
Total revenue	$10,887,830	$845,395

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	March 31, 2024	March 31, 2023
Period-end spot rate	US$1=HKD7.8259	US$1=HKD7.8499
Average rate	US$1=HKD7.8246	US$1=HKD7.8389

Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF NET INCOME/(LOSS) PER SHARE

The net income/(loss) per share presented in the statements of operations is based on the following:

	Three Months ended June 30, 2024	Three Months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023

Net income	$385,370	$701,529	$827,635	$1,226,272
Income earned on Trust Account	(675,837)	(841,820)	(1,463,005)	(1,574,062)
Accretion of carrying value to redemption value	(165,000)	-	(330,000)	(7,737,382)
Net loss including accretion of equity into redemption value	$(455,467)	$(140,291)	$(965,370)	$(8,085,172)

The net income/(loss) per share presented in the statements of operations is based on the following:

	For the year ended December 31, 2023	For the year ended December 31, 2022

Net income (loss)	$1,941,118	$(784)
Income earned on Trust Account	(3,130,199)	-
Accretion of carrying value to redemption value	(8,427,382)	-
Net loss including accretion of equity into redemption value	$(9,616,463)	$(784)

SCHEDULE OF INCOME (LOSS) BASIC AND DILUTED PER SHARE

	Three months ended June 30, 2024		Six months ended June 30, 2024		Three months ended June 30, 2023		Six months ended June 30, 2023
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Particulars	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	(314,044)	(141,423)	(667,168)	(298,202)	(107,149)	(33,142)	(6,150,699)	(1,934,473)
Income earned on trust account	675,837	—	1,463,005	—	841,820	—	1,574,062	—
Accretion of temporary equity to redemption value	165,000	—	330,000	—	—	—	7,737,382	—
Allocation of net income/(loss)	526,793	(141,423)	1,125,837	(298,202)	734,671	(33,142)	3,160,745	(1,934,473)

Denominators:
Weighted-average shares outstanding	4,739,226	2,134,200	4,774,843	2,134,200	6,900,000	2,134,200	6,760,773	2,126,349
Basic and diluted net income/(loss) per share	0.11	(0.07)	0.24	(0.14)	0.11	(0.02)	0.47	(0.91)

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Redeemable	Non-Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	(7,330,400)	(2,286,063)	—
Income earned on Trust Account	3,130,199	—	—
Accretion of temporary equity to redemption value	8,427,382	—	—
Allocation of net income/(loss)	4,227,180	(2,286,063)	—

Denominators:
Weighted-average shares outstanding	6,830,959	2,130,307	1,725,000
Basic and diluted net income/(loss) per share	0.62	(1.07)	-

SCHEDULE OF SUBJECT TO POSSIBLE REDEMPTION

At June 30, 2024, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Rights	(621,000)
Proceeds allocated to Public Warrants	(1,104,000)
Allocation of offering costs related to redeemable shares	(4,770,382)
Accretion of carrying value to redemption value	7,737,382
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and extension deposit	3,820,199
Ordinary shares subject to possible redemption - December 31, 2023	$74,062,199
Redemption of public shares	(23,302,146)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and extension deposit	1,793,005
Ordinary shares subject to possible redemption - June 30, 2024	$52,553,058

At December 31, 2023, the ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Rights	(621,000)
Proceeds allocated to Public Warrants	(1,104,000)
Allocation of offering costs related to redeemable shares	(4,770,382)
Accretion of carrying value to redemption value	7,737,382
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and extension deposit	3,820,199
Ordinary shares subject to possible redemption	$74,062,199